The New Economy Fund®
Investment portfolio
February 28, 2025
unaudited

Common stocks 94.69% Information technology 32.62%	Shares	Value (000)
Broadcom, Inc.	10,790,348	$2,151,919
Microsoft Corp.	4,403,236	1,748,041
Taiwan Semiconductor Manufacturing Co., Ltd.	27,737,000	851,874
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,696,523	486,804
NVIDIA Corp.	7,304,503	912,479
SK hynix, Inc.	6,241,876	843,329
Micron Technology, Inc.	7,845,116	734,538
Salesforce, Inc.	1,497,604	446,061
Apple, Inc.	1,812,032	438,222
Shopify, Inc., Class A, subordinate voting shares[1]	2,193,921	245,719
Motorola Solutions, Inc.	430,068	189,325
Accenture PLC, Class A	506,742	176,600
SAP SE	623,536	172,345
Sage Group PLC (The)	9,416,613	151,653
Lumentum Holdings, Inc.[1]	2,133,271	150,033
Adobe, Inc.[1]	341,604	149,814
MediaTek, Inc.	3,037,400	138,625
Insight Enterprises, Inc.[1]	747,381	115,007
ASML Holding NV	106,083	75,313
ASML Holding NV (ADR)	52,382	37,143
Oracle Corp.	616,288	102,341
NEC Corp.	1,046,100	101,749
Constellation Software, Inc.	29,392	101,315
Procore Technologies, Inc.[1]	1,231,655	94,185
eMemory Technology, Inc.	1,071,000	93,348
EPAM Systems, Inc.[1]	410,168	84,552
Keyence Corp.	170,100	67,771
Twilio, Inc., Class A1	556,480	66,739
Cloudflare, Inc., Class A1	450,862	65,510
ASMPT, Ltd.	8,032,300	62,703
Synopsys, Inc.[1]	129,472	59,205
Infineon Technologies AG	1,563,394	57,873
Renesas Electronics Corp.	2,985,400	49,669
RingCentral, Inc., Class A1	1,634,942	46,514
STMicroelectronics NV	1,854,888	45,786
Fabrinet, non-registered shares[1]	214,418	42,894
Palo Alto Networks, Inc.[1]	219,183	41,739
Seagate Technology Holdings PLC	402,340	41,002
Monday.com, Ltd.[1]	125,933	37,373
MongoDB, Inc., Class A1	138,290	36,983
Zeta Global Holdings Corp., Class A1	2,146,173	36,936
Dassault Systemes SE	928,937	36,920
Qorvo, Inc.[1]	435,443	31,652
Zhongji Innolight Co., Ltd., Class A	2,008,175	28,012
ServiceNow, Inc.[1]	29,957	27,853
MARA Holdings, Inc.[1,2]	1,980,450	27,568
The New Economy Fund — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Ciena Corp.[1]	340,900	$27,125
ARM Holdings PLC (ADR)[1,2]	180,731	23,800
Technoprobe SpA[1]	1,801,132	10,832
Stripe, Inc., Class B1,3,4	63,586	2,144
		11,766,937
Health care 16.30%
Eli Lilly and Co.	993,968	915,077
Vertex Pharmaceuticals, Inc.[1]	1,285,892	616,958
UnitedHealth Group, Inc.	1,278,195	607,091
Alnylam Pharmaceuticals, Inc.[1]	1,611,537	397,647
Thermo Fisher Scientific, Inc.	692,043	366,063
Insulet Corp.[1]	1,111,640	302,666
Molina Healthcare, Inc.[1]	906,281	272,899
Novo Nordisk AS, Class B	2,932,343	265,825
Argenx SE (ADR)[1]	326,127	203,722
GE HealthCare Technologies, Inc.	2,039,973	178,192
Illumina, Inc.[1]	1,683,884	149,428
DexCom, Inc.[1]	1,524,951	134,760
Stryker Corp.	326,969	126,272
Exact Sciences Corp.[1]	2,589,698	122,778
Vaxcyte, Inc.[1]	1,637,087	119,540
Abbott Laboratories	802,153	110,705
Lonza Group AG	172,108	108,813
Ionis Pharmaceuticals, Inc.[1]	3,008,281	99,845
EssilorLuxottica SA	305,426	90,797
Cencora, Inc.	332,063	84,191
iRhythm Technologies, Inc.[1]	626,640	69,031
Boston Scientific Corp.[1]	638,361	66,255
ICON PLC[1]	302,596	57,499
BridgeBio Pharma, Inc.[1]	1,560,821	54,473
IQVIA Holdings, Inc.[1]	246,438	46,527
AstraZeneca PLC	301,532	45,661
Bachem Holding AG	690,118	44,499
Align Technology, Inc.[1]	207,975	38,898
Daiichi Sankyo Co., Ltd.	1,345,145	30,967
bioMérieux SA	247,666	29,706
BioMarin Pharmaceutical, Inc.[1]	290,540	20,675
Intuitive Surgical, Inc.[1]	34,927	20,018
Zoetis, Inc., Class A	112,028	18,736
agilon health, Inc.[1]	5,880,238	18,346
Denali Therapeutics, Inc.[1]	1,026,759	17,003
Masimo Corp.[1]	89,245	16,847
Krystal Biotech, Inc.[1]	64,072	11,485
NewAmsterdam Pharma Co. NV1	95,500	2,006
		5,881,901
Consumer discretionary 12.74%
Amazon.com, Inc.[1]	8,189,921	1,738,556
MercadoLibre, Inc.[1]	408,150	866,041
Viking Holdings, Ltd.[1]	6,630,103	318,908
Flutter Entertainment PLC[1]	759,377	213,074
Chipotle Mexican Grill, Inc.[1]	2,760,250	148,971
LVMH Moët Hennessy-Louis Vuitton SE	189,939	138,006
Hilton Worldwide Holdings, Inc.	434,046	115,005
The New Economy Fund — Page 2 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Amadeus IT Group SA, Class A, non-registered shares	1,307,542	$99,409
Floor & Decor Holdings, Inc., Class A1	1,009,775	97,575
Meituan, Class B1	4,454,200	93,318
Booking Holdings, Inc.	14,767	74,071
Home Depot, Inc.	176,331	69,933
Trip.com Group, Ltd. (ADR)	1,149,143	65,133
Tesla, Inc.[1]	220,963	64,738
DoorDash, Inc., Class A1	302,759	60,079
O’Reilly Automotive, Inc.[1]	42,025	57,727
Evolution AB	749,438	57,592
Starbucks Corp.	448,844	51,981
Compagnie Financière Richemont SA, Class A	226,167	46,358
Carvana Co., Class A1	197,661	46,075
adidas AG	176,609	45,137
lululemon athletica, Inc.[1]	104,847	38,333
Airbnb, Inc., Class A1	271,459	37,698
DraftKings, Inc., Class A1	687,699	30,162
Aptiv Holdings, Ltd.[1]	363,317	23,659
		4,597,539
Financials 11.35%
Mastercard, Inc., Class A	958,263	552,257
Fiserv, Inc.[1]	2,134,338	503,042
Visa, Inc., Class A	1,174,260	425,916
Nu Holdings, Ltd., Class A1	30,764,278	330,716
KKR & Co., Inc.	2,233,570	302,850
Affirm Holdings, Inc., Class A1	4,225,540	271,068
3i Group PLC	3,008,376	150,269
Apollo Asset Management, Inc.	896,382	133,803
First Citizens BancShares, Inc., Class A	63,338	129,720
Adyen NV1	70,874	128,802
Arthur J. Gallagher & Co.	364,674	123,165
Ares Management Corp., Class A	647,046	110,606
Berkshire Hathaway, Inc., Class B1	191,838	98,572
JPMorgan Chase & Co.	340,125	90,014
Intercontinental Exchange, Inc.	488,708	84,659
Marsh & McLennan Companies, Inc.	353,686	84,121
RenaissanceRe Holdings, Ltd.	345,318	82,054
BlackRock, Inc.	76,436	74,738
Aon PLC, Class A	168,811	69,064
Blackstone, Inc.	357,385	57,596
Brookfield Corp., Class A	969,751	56,187
HDFC Bank, Ltd.	2,037,762	40,503
Progressive Corp.	138,640	39,097
Discover Financial Services	190,589	37,201
Morgan Stanley	269,095	35,819
Blue Owl Capital, Inc., Class A	1,236,880	26,630
XP, Inc., Class A	1,620,231	22,926
PayPal Holdings, Inc.[1]	322,530	22,916
Star Health & Allied Insurance Co., Ltd.[1]	2,672,800	11,462
		4,095,773
The New Economy Fund — Page 3 of 10

unaudited
Common stocks (continued) Industrials 9.98%	Shares	Value (000)
TransDigm Group, Inc.	335,592	$458,821
Airbus SE, non-registered shares	2,453,549	426,065
Dayforce, Inc.[1]	5,897,264	365,571
Uber Technologies, Inc.[1]	3,867,452	293,965
General Electric Co.	1,339,022	277,151
Rolls-Royce Holdings PLC	29,081,799	273,239
Recruit Holdings Co., Ltd.	3,982,124	236,130
Boeing Co. (The)[1]	833,892	145,623
Siemens AG	592,337	136,400
Quanta Services, Inc.	438,699	113,899
Deere & Co.	184,357	88,637
Melrose Industries PLC	10,473,930	84,869
Copart, Inc.[1]	1,481,136	81,166
XPO, Inc.[1]	652,842	80,273
Republic Services, Inc.	317,609	75,280
RTX Corp.	560,444	74,533
Safran SA	258,211	68,333
Herc Holdings, Inc.	470,812	67,552
Weir Group PLC (The)	1,935,390	59,664
Ingersoll-Rand, Inc.	686,854	58,231
Generac Holdings, Inc.[1]	353,755	48,164
Hitachi, Ltd.	1,407,500	35,623
Carrier Global Corp.	470,959	30,518
Saia, Inc.[1]	45,899	18,793
		3,598,500
Communication services 8.51%
Meta Platforms, Inc., Class A	2,094,378	1,399,463
Alphabet, Inc., Class A	3,100,762	527,998
Alphabet, Inc., Class C	2,411,422	415,295
Live Nation Entertainment, Inc.[1]	1,062,207	152,278
NetEase, Inc. (ADR)	985,022	98,227
Netflix, Inc.[1]	94,388	92,553
Universal Music Group NV	2,969,686	82,891
ROBLOX Corp., Class A1	841,530	53,555
Epic Games, Inc.[1,3,4]	84,438	52,936
New York Times Co., Class A	1,011,871	48,661
T-Mobile US, Inc.	177,050	47,749
Take-Two Interactive Software, Inc.[1]	208,445	44,186
Nintendo Co., Ltd.	462,900	34,597
Comcast Corp., Class A	564,849	20,267
		3,070,656
Consumer staples 1.37%
Philip Morris International, Inc.	992,549	154,123
Performance Food Group Co.[1]	1,601,465	136,349
Costco Wholesale Corp.	82,065	86,054
Monster Beverage Corp.[1]	963,947	52,680
Kroger Co.	647,560	41,975
Ocado Group PLC[1]	6,685,719	22,058
		493,239
The New Economy Fund — Page 4 of 10

unaudited
Common stocks (continued) Energy 1.00%	Shares	Value (000)
Viper Energy, Inc., Class A	3,267,469	$152,166
Baker Hughes Co., Class A	2,080,181	92,755
Noble Corp. PLC, Class A	2,656,822	68,812
Transocean, Ltd.[1]	15,566,883	45,922
		359,655
Materials 0.63%
Air Products and Chemicals, Inc.	371,507	117,452
Linde PLC	107,004	49,976
ATI, Inc.[1]	551,194	32,058
Avery Dennison Corp.	147,976	27,815
		227,301
Real estate 0.11%
Alexandria Real Estate Equities, Inc. REIT	316,372	32,352
Equinix, Inc. REIT	9,094	8,227
		40,579
Utilities 0.08%
Constellation Energy Corp.	117,154	29,352
Total common stocks (cost: $19,951,642,000)		34,161,432
Preferred securities 0.34% Information technology 0.28%
Databricks, Inc., Series J, preferred shares[1,3,4]	945,000	87,413
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3,4]	218,360	7,364
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3,4]	128,963	4,349
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3,4]	77,454	2,612
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	22,617	763
		102,501
Industrials 0.06%
Zipline International, Inc., Series G, preferred shares[1,3,4]	476,800	20,000
Total preferred securities (cost: $117,591,000)		122,501
Rights & warrants 0.22% Information technology 0.22%
Openai Global, LLC, rights[1,3,4]	81,374,081	81,374
Total rights & warrants (cost: $81,374,000)		81,374
Convertible stocks 0.09% Information technology 0.09%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3,4]	30,562,347	30,868
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3,4]	922,043	931
Total convertible stocks (cost: $25,986,000)		31,799
The New Economy Fund — Page 5 of 10

unaudited
Convertible bonds & notes 0.02% Information technology 0.02%	Principal amount (000)	Value (000)
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029	USD16,975	$6,587
Total convertible bonds & notes (cost: $9,252,000)		6,587
Short-term securities 4.70% Money market investments 4.64%	Shares
Capital Group Central Cash Fund 4.37%[5,6]	16,751,284	1,675,463
Money market investments purchased with collateral from securities on loan 0.06%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.28%[5,7]	21,252,656	21,253
Total short-term securities (cost: $1,696,445,000)		1,696,716
Total investment securities 100.06% (cost: $21,882,290,000)		36,100,409
Other assets less liabilities (0.06)%		(22,815)
Net assets 100.00%		$36,077,594
Investments in affiliates6

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 4.64%
Money market investments 4.64%
Capital Group Central Cash Fund 4.37%[5]	$1,409,961	$1,451,854	$1,186,587	$66	$169	$1,675,463	$13,786
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.37%[5]	10,000		10,000 [8]			—	— [9]
Total 4.64%				$66	$169	$1,675,463	$13,786
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Databricks, Inc., Series J, preferred shares[1,3]	12/17/2024	$87,413	$87,413	.24%
Openai Global, LLC, rights[1,3]	9/30/2024	81,374	81,374.23
Epic Games, Inc.[1,3]	3/29/2021	74,728	52,936.15
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[3]	2/18/2022	25,000	30,868.09
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[3]	6/27/2023	986	931	.00 [10]
Zipline International, Inc., Series G, preferred shares[1,3]	6/7/2024	20,000	20,000.05
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares[1,3]	8/24/2023	4,703	7,364.02
Stripe, Inc., Series G, 6.00% noncumulative preferred shares[1,3]	9/29/2023	2,899	4,349.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares[1,3]	8/24/2023	1,668	2,612.01
The New Economy Fund — Page 6 of 10

unaudited
Restricted securities4 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,3	5/6/2021-8/24/2023	$2,346	$2,144	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	908	763	.00 [10]
Total		$302,025	$290,754	.81%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $22,863,000, which represented .06% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $290,754,000, which represented .81% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 2/28/2025.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
[10]	Amount less than .01%.
The New Economy Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The New Economy Fund — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,976,991	$2,787,802	$2,144	$11,766,937
Health care	5,265,633	616,268	—	5,881,901
Consumer discretionary	4,117,719	479,820	—	4,597,539
Financials	3,764,737	331,036	—	4,095,773
Industrials	2,278,177	1,320,323	—	3,598,500
Communication services	2,900,232	117,488	52,936	3,070,656
Consumer staples	471,181	22,058	—	493,239
Energy	359,655	—	—	359,655
Materials	227,301	—	—	227,301
Real estate	40,579	—	—	40,579
Utilities	29,352	—	—	29,352
Preferred securities	—	—	122,501	122,501
Rights & warrants	—	—	81,374	81,374
Convertible stocks	—	—	31,799	31,799
Convertible bonds & notes	—	6,587	—	6,587
Short-term securities	1,696,716	—	—	1,696,716
Total	$30,128,273	$5,681,382	$290,754	$36,100,409

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
The New Economy Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-014-0425
The New Economy Fund — Page 10 of 10